DISAGGREGATION OF REVENUE: - Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 553,466	$ 331,519	$ 181,107
United States
Disaggregation of Revenue [Line Items]
Total revenue	199,240	105,634	52,079
EMEA
Disaggregation of Revenue [Line Items]
Total revenue	134,496	90,380	74,868
APAC
Disaggregation of Revenue [Line Items]
Total revenue	98,451	67,917	34,548
Ireland
Disaggregation of Revenue [Line Items]
Total revenue	88,926	45,521	3,691
Israel
Disaggregation of Revenue [Line Items]
Total revenue	15,989	12,752	10,062
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 16,364	$ 9,315	$ 5,859